SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Total operating revenues	$ 1,203,181	$ 607,943	$ 705,799
Name of Major Customer 1
Revenue from External Customer [Line Items]
Total operating revenues	$ 117,700
Name of Major Customer 1 | Customer Concentration Risk | Revenue Benchmark
Revenue from External Customer [Line Items]
Concentration risk, percentage	10.00%